Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $24,158,250.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 24,158,250
Final Prospectus	true